Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 413,165
Common stock authorized	392,462,972
Common stock issued	308,995,730
Common stock outstanding	301,446,779